Stockholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	$ (6,099)
Total other comprehensive income (loss)	2,344	$ (437)	$ (643)
Balance at end of period	(3,755)	(6,099)
Unrealized Loss on Securities
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(3,455)	(2,500)
Other comprehensive (loss) income, before reclassifications	4,304	(1,209)
Amounts reclassified from accumulated other comprehensive (loss) income	40	0
Other comprehensive (loss) income, before tax	4,344	(1,209)
Income tax benefit (expense)	(912)	254
Total other comprehensive income (loss)	3,432	(955)
Balance at end of period	(23)	(3,455)	(2,500)
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(2,644)	(3,162)
Other comprehensive (loss) income, before reclassifications	79	219
Amounts reclassified from accumulated other comprehensive (loss) income	(1,455)	436
Other comprehensive (loss) income, before tax	(1,376)	655
Income tax benefit (expense)	288	(137)
Total other comprehensive income (loss)	(1,088)	518
Balance at end of period	(3,732)	(2,644)	(3,162)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(6,099)	(5,662)
Other comprehensive (loss) income, before reclassifications	4,383	(990)
Amounts reclassified from accumulated other comprehensive (loss) income	(1,415)	436
Other comprehensive (loss) income, before tax	2,968	(554)
Income tax benefit (expense)	(624)	117
Total other comprehensive income (loss)	2,344	(437)	(643)
Balance at end of period	$ (3,755)	$ (6,099)	$ (5,662)